Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related Party Transactions	Related Party Transactions
From time to time, we have transactions with other companies in which we hold an interest as summarized in the table below.
Net sales to related parties for the years ended December 31, 2025, 2024 and 2023 are as follows:

(in thousands)	2025	2024	2023

Net sales	$2,061	$3,073	$9,039
As of December 31, 2025 and 2024, balances with related parties are as follows:

(in thousands)	2025	2024

Accounts receivable	$1,978	$1,848
Accounts payable	$608	$872
Accrued and other current liabilities	$2,376	$1,367